Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Katz Communications-Patent infringement item	Dec. 31, 2012 Katz Communications-Patent infringement item	Dec. 31, 2007 Katz Communications-Patent infringement item	May 31, 2012 Katz Communications-Patent infringement Maximum	Mar. 31, 2013 Satellite lease guarantees	Dec. 31, 2012 Satellite lease guarantees	Mar. 31, 2013 Satellite transponder guarantees	Dec. 31, 2012 Satellite transponder guarantees	Oct. 11, 2012 ESPN-Affiliation agreements	Oct. 31, 2012 ESPN-Affiliation agreements	Apr. 30, 2009 ESPN-Affiliation agreements	Mar. 31, 2013 ESPN-Affiliation agreements	Dec. 31, 2012 ESPN-Affiliation agreements	Dec. 31, 2011 ESPN-Affiliation agreements	Dec. 31, 2008 ESPN-Affiliation agreements	Jun. 21, 2011 ESPN-Affiliation agreements	Dec. 31, 2010 ESPN-Affiliation agreements	Mar. 15, 2010 ESPN-Affiliation agreements	Jul. 31, 2009 Technology Development Licensing-Patent infringement item	Mar. 31, 2013 Pragmatus Minimum item	Dec. 31, 2012 Pragmatus Minimum item
Loss contingencies
Guarantee for payments										$ 90,000,000	$ 111,000,000	$ 422,000,000	$ 438,000,000
Guarantee term (in years)										P23M	P26M
Claim amount																				35,000,000
Additional claim amount																30,000,000
Court ruling																					66,000,000		66,000,000
Litigation accrual																		71,000,000				42,000,000
Litigation expense																			24,000,000
Attorneys' fees														5,000,000	5,000,000
General and administrative expenses	145,582,000	160,736,000	616,339,000	570,699,000	573,495,000													5,000,000
Payment of counterclaim and attorneys' fees																	71,000,000
Payment of accrued interest																	$ 12,000,000
Number of days to store HD primetime programs recordings									8 days
Number of companies against whom similar complaints brought																									40	40
Loss Contingency Terms
Number of patents the suit alleges infringement of								19
Number of patents remain in the lawsuit						4	4
Number of reexamination petitions pending before patent and trademark office						2	2																	2